CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 6,048,922	$ 186,204	$ 1,370,711
Research and development tax credit receivable	605,731	592,215	106,866
Other tax receivable	165,558	37,382	111,618
Joint development cost receivable	34,525	17,989	109,124
Prepaid expenses	275,774	15,552	42,647
Prepaid expenses - related party			158,504
Total current assets	7,130,510	849,342	1,899,470
Acquired in-process research and development intangible assets	16,514,000	16,514,000	16,514,000
Total assets	23,644,510	17,363,342	18,413,470
Current liabilities:
Accounts payable and accrued liabilities	471,640	814,746	126,257
Accounts payable and accrued liabilities - related parties	9,220	9,020	183,460
Deferred grant income	300,000
Total current liabilities	780,860	823,766	309,717
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 200,000,000 shares authorized, 9,740,261, 8,719,441 and 8,319,441 shares issued and outstanding, respectively	9,740	8,719	8,319
Additional paid-in capital	33,671,016	25,446,196	19,171,237
Common stock issuable	4,676,000	4,676,000	50,000
Accumulated other comprehensive income (loss)	5,807	6,529	32,042
Accumulated deficit	(15,498,913)	(13,597,868)	(1,157,845)
Total stockholders' equity	22,863,650	16,539,576	18,103,753
Total liabilities and stockholders' equity	$ 23,644,510	$ 17,363,342	$ 18,413,470